Retirement Plans - Expected Benefit Payments (Detail) $ in Millions	Jan. 02, 2016 USD ($)
Compensation and Retirement Disclosure [Abstract]
2016	$ 20.1
2017	20.4
2018	20.9
2019	21.3
2020	22.0
2021-2025	$ 119.5